Concentrations of Risk	12 Months Ended
Dec. 31, 2012
Risks And Uncertainties [Abstract]
Concentrations of Risk

18. Concentrations of Risk

Our business is primarily focused in providing and/or servicing to help students and their families save, plan and pay for college. We primarily originate, service and/or collect loans made to students and their families to finance the cost of their education. We provide funding, delivery and servicing support for education loans in the United States, through our Private Education Loan programs and as a servicer and collector of loans for ED. In addition we are the largest holder, servicer and collector of loans under the discontinued FFELP. Because of this concentration in one industry, we are exposed to credit, legislative, operational, regulatory, and liquidity risks associated with the student loan industry.

Concentration Risk in the Revenues Associated with Private Education Loans

We compete in the private credit lending business with banks and other consumer lending institutions, many with strong consumer brand name recognition and greater financial resources. We compete based on our products, origination capability and customer service. To the extent our competitors compete aggressively or more effectively, we could lose market share to them or subject our existing loans to refinancing risk. Our product offerings may not prove to be profitable and may result in higher than expected losses.

We are a leading provider of saving- and paying-for-college products and programs. This concentration gives us a competitive advantage in the marketplace. This concentration also creates risks in our business, particularly in light of our concentrations as a Private Education Loan lender and as a servicer for the FFELP and DSLP. If population demographics result in a decrease in college-age individuals, if demand for higher education decreases, if the cost of attendance of higher education decreases, if public resistance to higher education costs increases, or if the demand for higher education loans decreases, our consumer lending business could be negatively affected. In addition, the federal government, through the DSLP, poses significant competition to our private credit loan products. If loan limits under the DSLP increase, DSLP loans could be more widely available to students and their families and DSLP loans could increase, resulting in further decreases in the size of the Private Education Loan market and demand for our Private Education Loan products.

Concentration Risk in the Revenues Associated with FFELP Loans

On July 1, 2010, the HCERA legislation eliminated FFELP Loan originations, a major source of our net income. All federal loans to students are now made through the DSLP. The terms and conditions of existing FFELP Loans were not affected by this legislation. Despite the end of FFELP, Congress, ED and the Administration still exercise significant authority over the servicing and administration of existing FFELP Loans. Because of the ongoing uncertainty around efforts to reduce the federal budget deficit, the timing, method and manner of implementation of various education lending initiatives has become less predictable.

The net interest margin we earn on our FFELP Loans portfolio, which totaled $1.6 billion in 2012, will decline over time as the portfolio amortizes.

We also earn maintenance fees for the life of the loan for servicing the Guarantor’s portfolio of loans. The portfolio that generates the maintenance fee is now in runoff, and the maintenance fees we earn will decline ratably with the portfolio. We earned maintenance fees of $41 million in 2012.

Our student loan contingent collection business is also affected by HCERA. We currently have 15 Guarantors as clients. We earn revenue from Guarantors for collecting defaulted loans as well as for managing their portfolios of defaulted loans. In 2012, collection revenue from Guarantor clients totaled $264 million. We anticipate that revenue from Guarantors will begin to steadily decline as the portfolio of defaulted loans we manage is resolved and amortizes.

Concentration Risk in the Servicing of Direct Loans

The DSLP is serviced by four private sector institutions, including Sallie Mae. Defaulted Direct Loans are collected by 22 private sector companies, including Sallie Mae. Because of the concentration of our business in servicing and collecting on Direct Loans, we are exposed to risks associated with ED reducing the amount of new loan servicing and collections allocated to us or the termination of our servicing or collections contracts.